Segment and geographic information - Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 2,636,630	$ 2,361,257
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Total assets	2,563,245	2,329,590
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Total assets	1,161,940	1,083,700
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Total assets	753,453	679,682
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Total assets	647,852	566,208
Corporate and Others
Segment Reporting Information [Line Items]
Total assets	174,486	134,020
Purchase Price Allocation
Segment Reporting Information [Line Items]
Total assets	$ (101,101)	$ (102,353)